Interbank Borrowings - Schedule of Interbank Borrowings (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total	$ 2,646,756	$ 2,327,723
Loans obtained from local financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total		5,863
Loans obtained from local financial institutions [member] | Banco BTG Pactual Chile [member]
Disclosure of detailed information about borrowings [line items]
Total		5,863
Loans obtained from foreign financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	2,646,756	2,321,860
Loans obtained from foreign financial institutions [member] | Shanghai Commercial and Savings Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	279,202	2,244
Loans obtained from foreign financial institutions [member] | Standard Chartered Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	229,063	68,169
Loans obtained from foreign financial institutions [member] | Citibank N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	206,549	118,975
Loans obtained from foreign financial institutions [member] | Credicorp capital SASAF [member]
Disclosure of detailed information about borrowings [line items]
Total	200,374	175,326
Loans obtained from foreign financial institutions [member] | Bank of America, N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	160,243	153,546
Loans obtained from foreign financial institutions [member] | The Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Total	146,549	2,244
Loans obtained from foreign financial institutions [member] | IFC International Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	118,065	145,817
Loans obtained from foreign financial institutions [member] | Banco Credito del Peru [member]
Disclosure of detailed information about borrowings [line items]
Total	104,831	90,022
Loans obtained from foreign financial institutions [member] | Bank of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Total	104,331	106,586
Loans obtained from foreign financial institutions [member] | Bank of Nova Scotia [member]
Disclosure of detailed information about borrowings [line items]
Total	101,989	65,802
Loans obtained from foreign financial institutions [member] | BNP Paribas [member]
Disclosure of detailed information about borrowings [line items]
Total	98,817	91,072
Loans obtained from foreign financial institutions [member] | BBVA Asset Management Continental S.A.Peru [member]
Disclosure of detailed information about borrowings [line items]
Total	86,709	73,481
Loans obtained from foreign financial institutions [member] | Wells Fargo Bank, N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	82,480	209,615
Loans obtained from foreign financial institutions [member] | Andean Development Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	75,149	104,273
Loans obtained from foreign financial institutions [member] | HSBC USA [member]
Disclosure of detailed information about borrowings [line items]
Total	74,877	43,214
Loans obtained from foreign financial institutions [member] | Commerzbank AG [member]
Disclosure of detailed information about borrowings [line items]
Total	71,646	75,032
Loans obtained from foreign financial institutions [member] | Other banks [member]
Disclosure of detailed information about borrowings [line items]
Total	65,252	67,288
Loans obtained from foreign financial institutions [member] | Latin American Export Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	63,991	52,817
Loans obtained from foreign financial institutions [member] | Interfunds S.A. Fund Management Company [member]
Disclosure of detailed information about borrowings [line items]
Total	55,596	45,149
Loans obtained from foreign financial institutions [member] | Bancoldex S.A Colombia [member]
Disclosure of detailed information about borrowings [line items]
Total	46,390	80,394
Loans obtained from foreign financial institutions [member] | Sumitomo Mitsui Banking Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	44,826	242,883
Loans obtained from foreign financial institutions [member] | Findeter S.A - Financiera del Desarrollo Territorial [member]
Disclosure of detailed information about borrowings [line items]
Total	44,552	38,364
Loans obtained from foreign financial institutions [member] | Scotia Fondos Sociedad Administradora de Fondos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	34,951	108,979
Loans obtained from foreign financial institutions [member] | Apple Bank for Saving [member]
Disclosure of detailed information about borrowings [line items]
Total	34,195	18,147
Loans obtained from foreign financial institutions [member] | Cobank CB [member]
Disclosure of detailed information about borrowings [line items]
Total	30,882	33,850
Loans obtained from foreign financial institutions [member] | KBC Bank NV [member]
Disclosure of detailed information about borrowings [line items]
Total	21,896
Loans obtained from foreign financial institutions [member] | Ing Bank NV [member]
Disclosure of detailed information about borrowings [line items]
Total	14,870	30,874
Loans obtained from foreign financial institutions [member] | La Caixa [member]
Disclosure of detailed information about borrowings [line items]
Total	13,961
Loans obtained from foreign financial institutions [member] | Export Development Canada [member]
Disclosure of detailed information about borrowings [line items]
Total	12,078	11,199
Loans obtained from foreign financial institutions [member] | Bank of Bogota [member]
Disclosure of detailed information about borrowings [line items]
Total	8,250	8,560
Loans obtained from foreign financial institutions [member] | China Construction Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	5,556	5,155
Loans obtained from foreign financial institutions [member] | Mizuho corporate bank [member]
Disclosure of detailed information about borrowings [line items]
Total	2,411	31,763
Loans obtained from foreign financial institutions [member] | Bancaribe curacao Bank n.v. [member]
Disclosure of detailed information about borrowings [line items]
Total	2,411	12,694
Loans obtained from foreign financial institutions [member] | Bayern Landesbank [member]
Disclosure of detailed information about borrowings [line items]
Total	2,411	2,237
Loans obtained from foreign financial institutions [member] | Banco Republica [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 1,403	1,805
Loans obtained from foreign financial institutions [member] | FONDOS SURA SAF S.A.C. [member]
Disclosure of detailed information about borrowings [line items]
Total		2,827
Loans obtained from foreign financial institutions [member] | Scotiabank Peru S.A [member]
Disclosure of detailed information about borrowings [line items]
Total		$ 1,457